Consolidated Statements of Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
REVENUES (Notes 6 and 22):
Revenues	¥ 176,050,649	¥ 157,789,059	¥ 140,648,008
COSTS AND EXPENSES (Notes 5, 6, 9, 13 and 22):
Costs	147,817,367	132,542,368	115,992,823
Sales and marketing (Note 21)	12,688,046	11,431,467	10,588,887
General and administrative (Note 2, 7 and 8)	8,295,583	8,214,598	7,470,746
Research and development	487,451	466,319	455,198
Total costs and expenses	169,288,447	152,654,752	134,507,654
OPERATING INCOME	6,762,202	5,134,307	6,140,354
OTHER INCOME (EXPENSES):
Dividend income	242,576	117,567	93,054
Interest income	30,527	35,259	27,587
Interest expense	(375,202)	(303,685)	(241,057)
Foreign exchange loss, net	(15,863)	(45,116)	(71,270)
Net gain on sales of other investments (Note 4)	1,068,303	216,646	23,765
Loss on sales of an investment in equity method investee		(12,070)
Impairment of other investments (Note 4)	(109,840)	(30,554)	(14,729)
Other—net	237,420	314,806	235,630
Other income—net	1,077,921	292,853	52,980
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	7,840,123	5,427,160	6,193,334
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	7,840,123	5,427,160	6,193,334
INCOME TAX EXPENSE (Note 12)	2,695,839	2,224,880	2,183,531
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	134,656	129,791	180,219
NET INCOME	5,278,940	3,332,071	4,190,022
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(169,991)	(165,561)	(151,740)
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 5,108,949	¥ 3,166,510	¥ 4,038,282
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding (in shares)	45,062,878	45,652,981	45,950,098
Diluted weighted-average number of common shares outstanding (in shares)	45,215,686	45,772,470	46,043,383
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in JPY per share)	¥ 113.37	¥ 69.36	¥ 87.88
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in JPY per share)	¥ 112.99	¥ 69.18	¥ 87.71
Internet Connectivity Services, Enterprise [Member]
REVENUES (Notes 6 and 22):
Revenues	¥ 27,943,656	¥ 22,633,739	¥ 17,597,343
Internet Connectivity Services, Consumer [Member]
REVENUES (Notes 6 and 22):
Revenues	24,761,487	21,734,968	15,255,596
WAN Services [Member]
REVENUES (Notes 6 and 22):
Revenues	29,295,097	26,459,697	25,176,730
Outsourcing Services [Member]
REVENUES (Notes 6 and 22):
Revenues	26,118,657	22,167,432	21,265,895
Network Services [Member]
REVENUES (Notes 6 and 22):
Revenues	108,118,897	92,995,836	79,295,564
COSTS AND EXPENSES (Notes 5, 6, 9, 13 and 22):
Costs	88,697,639	76,386,849	64,239,600
Systems Construction [Member]
REVENUES (Notes 6 and 22):
Revenues	22,527,433	22,625,753	21,144,677
Systems Operation and Maintenance [Member]
REVENUES (Notes 6 and 22):
Revenues	37,903,235	35,122,940	33,043,669
Systems Integration [Member]
REVENUES (Notes 6 and 22):
Revenues	60,430,668	57,748,693	54,188,346
COSTS AND EXPENSES (Notes 5, 6, 9, 13 and 22):
Costs	53,612,063	50,992,480	46,225,629
Equipment Sales [Member]
REVENUES (Notes 6 and 22):
Revenues	3,470,400	2,994,449	3,275,220
COSTS AND EXPENSES (Notes 5, 6, 9, 13 and 22):
Costs	3,142,262	2,735,169	2,968,711
ATM Operation Business [Member]
REVENUES (Notes 6 and 22):
Revenues	4,030,684	4,050,081	3,888,878
COSTS AND EXPENSES (Notes 5, 6, 9, 13 and 22):
Costs	¥ 2,365,403	¥ 2,427,870	¥ 2,558,883